Shareholders' Equity (Narrative) (Details) - USD ($) $ in Thousands		3 Months Ended								12 Months Ended
		Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Oct. 21, 2002
Shareholders’ Equity [Abstract]
Shareholders' equity					$ 70,123				$ 57,173	$ 70,123	$ 57,173
Net income		$ 2,639	$ 2,551	$ 2,428	$ 1,939	$ 1,701	$ 1,886	$ 1,528	$ 1,293	9,557	6,408
Proceeds from rights offering											6,143
Dividends on common stock										1,109	757
Common stock issued and related tax effects	[1]									509	537
Accumulated other comprehensive loss related to AFS securities and prior service costs, net of tax	[2]									$ (610)	$ 619
Stock Repurchase Program, Number of Shares Authorized to be Repurchased		556,000								556,000
Stockholders' Equity, Period Increase (Decrease)										$ 8,300
Stock Repurchase Program, Remaining Number of Shares Authorized to be Repurchased		153,000								153,000
Maximum percentage of outstanding common stock authorized for repurchase												10.00%
Treasury Stock, Shares, Retired										131,000
Shares repurchased										0	0

[1]	Includes the issuance of common stock under employee benefit plans, which includes nonqualified stock options and restricted stock
[2]	All amounts are net of tax.